Borrowings - Evolution of Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Borrowings [Roll Forward]
Amount at the beginning of the year	$ 968,280	$ 862,116
Proceeds from long-term borrowings	116,015	108,271	[1]	$ 45,536	[1]
Payments of long-term borrowings	(34,750)	(101,826)	[1]	(124,349)	[1]
Proceeds from short term borrowings	207,217	193,977
Payments of short-term borrowings	(233,540)	(131,521)	[1]	(190,630)	[1]
Payments of interest	(57,914)	(51,529)
Accrued interest	52,800	53,277
Acquisition of subsidiaries	0	12,823
Exchange differences, inflation and translation, net	(55,612)	7,284
Others	8,594	15,408
Amount at the end of the year	$ 971,090	$ 968,280		$ 862,116

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within financial results as explained in Note 34.1